Disclosures on equity - Other Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Equity [Line Items]
Total Other reserves	$ 75,714	$ 10,175	$ 11,881
SQM Iberian S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	9,464	9,464	9,464
SQM Europe N.V.
Disclosures Of Equity [Line Items]
Total Other reserves	354	354	1,957
Soquimich European Holding B.V.
Disclosures Of Equity [Line Items]
Total Other reserves	828	828	828
Soquimich Comercial S.A.
Disclosures Of Equity [Line Items]
Total Other reserves	(393)	(393)	(393)
SAS Adionics 1
Disclosures Of Equity [Line Items]
Total Other reserves	123	0	0
SQM Nueva Potasio SpA
Disclosures Of Equity [Line Items]
Total Other reserves	66,916	0	0
SQM Australia Pty Ltd.
Disclosures Of Equity [Line Items]
Total Other reserves	(1,328)	87	94
SQM Iberian S.A. 2
Disclosures Of Equity [Line Items]
Total Other reserves	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA
Disclosures Of Equity [Line Items]
Total Other reserves	2,121	2,121	2,121
Pavoni & C. SpA
Disclosures Of Equity [Line Items]
Total Other reserves	7	7	7
SQM Vitas Fzco.
Disclosures Of Equity [Line Items]
Total Other reserves	0	85	85
SAS Adionics 2
Disclosures Of Equity [Line Items]
Total Other reserves	0	0	116
Other Subsidiaries
Disclosures Of Equity [Line Items]
Total Other reserves	$ (701)	$ (701)	$ (721)